SUBSEQUENT EVENTS (Narrative) (Details)		12 Months Ended
	Nov. 10, 2016	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Consulting agreement, royalty on net sales	2.50%
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of units | $		$ 6,370,000
Number of units issued | shares		7,000,000	7,000,000
Price per unit issued		$ 0.91
Subsequent Events [Member] | Year one [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants issued		1.15
Subsequent Events [Member] | Year two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants issued		$ 1.30
Subsequent Events [Member] | Technology development agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consulting agreement monthly amount | $			$ 10,000
Consulting agreement, royalty on net sales		2.50%	2.50%